Stock-Based Compensation	12 Months Ended
Dec. 31, 2022
Stock-Based Compensation
Stock-Based Compensation

7. Stock-Based Compensation

In March 2014, the Company adopted the 2014 Share Incentive Plan (the “2014 Plan”), which included the remaining 4.6 million shares from the terminated 2010 Share Incentive Plan, plus an additional 1.0 million shares. On January 1, 2015, shares in the 2014 Plan, which has a term life of ten years, were allowed a one-time increase in the amount equal to 10% of the total number of Weibo shares issued and outstanding on a fully-diluted basis as of December 31, 2014. Each share in the 2014 Plan pool allows for a grant of a restricted share unit or option share. The Company intends to use such share incentive plan to attract and retain employee talents. Stock-based compensation related to the grants is amortized generally over four years on a straight-line basis (generally one year for performance-based restricted shares).

The following table sets forth the stock-based compensation included in each of the relevant accounts:

	Year Ended December 31,
	2020	2021*	2022*

	(In US$ thousands)
Cost of revenues	$5,384	$8,112	$9,417
Sales and marketing	9,983	15,292	18,910
Product development	33,093	43,622	55,294
General and administrative	18,645	20,970	28,092
	$67,105	$87,996	$111,713
*	Excluded non-cash stock-based compensation of US$7.9 million and US$9.3 million to SINA employees charged through Amount due from SINA in 2021 and 2022, respectively.

The following table sets forth a summary of the number of shares available for issuance:

Shares Available
(In thousands)
December 31, 2019	15,104
Addition	—
Granted*	(3,040)
Cancelled/expired/forfeited	431
December 31, 2020	12,495
Addition	—
Granted*	(5,752)
Cancelled/expired/forfeited	692
December 31, 2021	7,435
Addition	—
Granted*	(4,642)
Cancelled/expired/forfeited	770
December 31, 2022	3,563
For the years ended December 31, 2020, 2021 and 2022, 2.5 million, 5.8 million and 1.8 million restricted share units were granted under the 2014 Plan, respectively. Options of 0.5 million, nil and 2.8 million were granted during 2020, 2021 and 2022, respectively.

Stock Options

The following table sets forth a summary of option activities under the Company’s stock option program:

			Weighted Average
	Options	Weighted Average	Remaining	Aggregate
	Outstanding	Exercise Price	Contractual Life	Intrinsic Value
	(In thousands)	(In US$)	(In years)	(In US$ thousands)
December 31, 2019	89	$3.49	0.7	$3,799
Granted	482	$32.68
Exercised	(16)	$3.47
Cancelled/expired/forfeited	(4)	$30.96
December 31, 2020	551	$28.85	5.8	$6,683
Granted	—	$—
Exercised	(105)	$12.70
Cancelled/expired/forfeited	(59)	$32.68
December 31, 2021	387	$32.68	5.6	—
Granted	2,750	$21.15
Exercised	—	$—
Cancelled/expired/forfeited	(118)	$24.12
December 31, 2022	3,019	$22.51	6.0	—

Vested and expected to vest as of December 31, 2021	351	$32.68	5.6	—
Exercisable as of December 31, 2021	82	$32.68	5.6	—

Vested and expected to vest as of December 31, 2022	2,752	$22.54	6.0	—
Exercisable as of December 31, 2022	172	$32.68	4.6	—

The total intrinsic value of options exercised for the years ended December 31, 2020, 2021 and 2022 was US$0.5 million, US$4.0 million and nil, respectively. The intrinsic value is calculated as the difference between the market value on the date of exercise and the exercise price of the shares. As reported by the NASDAQ Global Selected Market, the Company’s ending stock price as of December 31, 2021 and 2022 was US$30.98 and US$19.12, respectively. Cash received from the exercise of stock options during the years ended December 31, 2020, 2021 and 2022 was US$0.1 million, US$1.3 million and nil, respectively. As of December 31, 2021 and 2022, unrecognized compensation cost (adjusted for estimated forfeitures), related to non-vested stock options granted to the Company’s employees and directors was US$3.2 million and US$20.5 million, respectively. As of December 31, 2022, total unrecognized compensation cost is expected to be recognized over a weighted-average period of 3.1 years and may be adjusted for future changes in estimated forfeitures.

Information regarding stock options outstanding is summarized below:

		Weighted		Weighted	Weighted Average
	Options	Average	Options	Average	Remaining
Range of Exercise Prices	Outstanding	Exercise Price	Exercisable	Exercise Price	Contractual Life
	(In thousands)	(In US$)	(In thousands)	(In US$)	(In years)
As of December 31, 2021
US$ 32.68	387	$32.68	82	$32.68	5.6

As of December 31, 2022
US$ 32.68	356	$32.68	172	$32.68	4.6
US$ 21.15	2,663	$21.15	—	$—	6.2
	3,019	$22.51	172	$32.68	6.0

Restricted Share Units

Summary of Performance-Based Restricted Share Units without Market Condition

The following table sets forth a summary of performance-based restricted share unit activities without market condition:

		Weighted-Average
		Grant Date
	Shares Granted	Fair Value
	(In thousands)	(In US$)
December 31, 2019	59	$61.17
Awarded	46	$36.49
Vested	(54)	$60.16
Cancelled	(34)	$36.49
December 31, 2020	17	$36.49
Awarded	15	$54.08
Vested	(2)	$38.78
Cancelled	(19)	$40.63
December 31, 2021	11	$54.17
Awarded	—	$—
Vested	(9)	$54.17
Cancelled	(2)	$54.17
December 31, 2022	—	$—

As of December 31, 2021 and 2022, there was no material unrecognized compensation cost (adjusted for estimated forfeitures), related to performance-based restricted share units without market condition granted to the Company’s employees, respectively.

Summary of Performance-Based Restricted Share Units with Market Condition

The following table sets forth a summary of performance-based restricted share unit activities with market condition:

Weighted-Average
Grant Date
	Shares Granted	Fair Value
	(In thousands)	(In US$)
December 31, 2021	—	$—
Awarded	1,640	$8.43
Vested	—	$—
Cancelled	—	$—
December 31, 2022	1,640	$8.43

As of December 31, 2022, unrecognized compensation cost (adjusted for estimated forfeitures) was US$4.7 million, which was related to non-vested performance-based restricted share units with market condition granted to the Company’s management. As of December 31, 2022, the cost is expected to be recognized over a weighted-average period of 0.4 years. No share was vested during the year ended December 31, 2022.

Summary of Service-Based Restricted Share Units

The following table sets forth a summary of service-based restricted share unit activities:

		Weighted-
		Average
	Shares	Grant Date
	Granted	Fair Value
	(In thousands)	(In US$)
December 31, 2019	3,512	$50.89
Awarded	2,512	$33.50
Vested	(1,307)	$49.12
Cancelled	(393)	$44.96
December 31, 2020	4,324	$41.86
Awarded	5,737	$47.95
Vested	(1,608)	$45.66
Cancelled	(614)	$44.02
December 31, 2021	7,839	$45.37
Awarded	252	$20.59
Vested	(2,330)	$47.09
Cancelled	(651)	$42.69
December 31, 2022	5,110	$43.71

As of December 31, 2021 and 2022, unrecognized compensation cost (adjusted for estimated forfeitures) was US$275.7 million and US$162.0 million, respectively, which was related to non-vested service-based restricted share units granted to the Company’s employees and directors. As of December 31, 2022, this cost is expected to be recognized over a weighted-average period of 2.5 years. The total fair value based on the vesting date of the restricted share units vested was US$64.2 million, US$73.4 million and US$109.7 million for the years ended December 31, 2020, 2021 and 2022, respectively.